Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Net Income (Loss) Per Share
Net Income (Loss) Per Share

9. Net Income (Loss) Per Share

Basic net income (loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Restricted share units are not considered outstanding in the computation of basic earnings per share. Diluted net income (loss) per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under treasury stock method. The computation of diluted net income per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net income per share. Additionally, the Company takes into account the effect on consolidated net income per share of dilutive shares of entities in which the Company holds equity interests that are accounted for using the equity method. For the years ended December 31, 2012, 2011 and 2010, options to purchase ordinary shares, restricted share units and convertible bond that were anti-dilutive and excluded from the calculation of diluted net income (loss) per share were approximately 577,000, 1,703,000 and 4,814,000, respectively.

The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	Year Ended December 31,
	2012	2011	2010
	(In thousands, except per share amounts)
Basic net income per share calculation:
Numerator:
Net income (loss) attributable to SINA	$31,738	$(302,092)	$(19,094)
Denominator:
Weighted average ordinary shares outstanding	66,401	65,121	61,216
Basic net income (loss) per share attributable to SINA	$0.48	$(4.64)	$(0.31)
Diluted net income (loss) per share calculation:
Numerator:
Net income (loss) attributable to SINA	$31,738	$(302,092)	$(19,094)
Less: Effect on consolidated net income per share of dilutive shares of the Company’s equity investments	(555)	—	—
Net income (loss) attributable for calculating diluted net income (loss) per share	31,183	(302,092)	(19,094)
Denominator:
Weighted average ordinary shares outstanding	66,401	65,121	61,216
Weighted average ordinary shares equivalents:
Stock options	294	—	—
Unvested restricted shares	104	—	—
Convertible debt	50	—	—
Shares used in computing diluted net income (loss) per share attributable to SINA	66,849	65,121	61,216
Diluted net income (loss) per share attributable to SINA	$0.47	$(4.64)	$(0.31)